Related Party Transactions	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions

Note 14—Related Party Transactions

There were no related party transactions for the year ended December 31, 2014.

Notes Payable and Advances

In January 2013, we borrowed $250,000 from a stockholder under a secured convertible note payable that was due at the earliest of February 28, 2013, or upon completion of a $1,000,000 financing event. The note accrued interest at the rate of 12% and was convertible at the lender’s option into common stock at 85% of the price of a future financing or $180.28 per share. The note and accrued interest were repaid using proceeds from a $260,000 convertible note payable in March 2013. The note was secured by our intangible assets.

In March 2013, we borrowed $260,000 from a stockholder under a note payable that was due March 28, 2014, or earlier, upon completion of the Merger. The note accrued interest at the rate of 12% and was convertible at the lender’s option into common stock at $37.50 per share. The note was subsequently converted in April 2013. As the note was outstanding less than one month, no interest was due to the lender.

In March 2013, a stockholder advanced us a total of $411,000 for operating capital. The advance did not bear interest and was due on demand. In April 2013, the advance was converted into our common stock at $37.50 per share at the stockholder’s election (see Note 11).

In June 2013, we borrowed $100,000 from each of three individual stockholders under notes payable that were due December 31, 2013, or earlier, upon completion of the Merger. The notes accrued interest at the rate of 8% and were convertible at the holders’ option into our common stock at $37.50 per share. On July 1, 2013, $100,000 was converted into shares of common stock in the Merger-related private placement, and $200,025, including $25 of accrued interest, was repaid at the closing of the Merger.

Related party interest expense was $10,000 for the year ended December 31, 2013. There was no related party interest expense for the year ended December 31, 2014.